FST Capital Shares | Financial Square Money Market Fund
Money Market Fund—Summary
Investment Objective
The Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	FST Capital Shares Financial Square Money Market Fund FST Capital Shares, Money Market Fund
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	none
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		FST Capital Shares Financial Square Money Market Fund FST Capital Shares, Money Market Fund
Management Fees		0.21%
Other Expenses		0.17%
Shareholder Administration Fees		0.15%
All Other Expenses		0.02%
Total Annual Fund Operating Expenses		0.38%
Fee Waiver	[1]	(0.05%)
Total Annual Fund Operating Expenses	[2]	0.33%
[1]	The Investment Adviser has agreed to not impose a portion of the Management Fee equal annually to 0.045% of the Fund's average daily net assets through at least December 29, 2013, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.
[2]	After Fee Waiver

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in FST Capital Shares of the Fund for the time periods indicated and then redeem all of your FST Capital Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FST Capital Shares Financial Square Money Market Fund FST Capital Shares, Money Market Fund	34	117	208	476

Principal Strategy
The Fund pursues its investment objective by investing in obligations issued or guaranteed by U.S. government agencies, authorities, instrumentalities or sponsored enterprises (“U.S. Government Securities”), obligations of banks (which must normally exceed 25% of its total assets), commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements. The Fund may also invest in U.S. dollar-denominated obligations of foreign banks, foreign companies and foreign governments. The Fund may not invest more than 25% of its total assets in the securities of any one foreign government.

The Fund’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.
Principal Risks of the Fund
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Banking Industry Risk. An adverse development in the banking industry may affect the value of the Fund’s investments more than if the Fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.
  Credit/Default Risk. An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant NAV deterioration.
  Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of confiscations and other government restrictions, or from problems in registration, settlement or custody.
  Interest Rate Risk. When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities may also be adversely affected. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.
  Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Certain shareholders may own or control a significant percentage of the Fund’s shares, and redemptions by these shareholders of their Fund shares may further increase the Fund’s liquidity risk and may adversely impact the Fund’s NAV.
  Market Risk. The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
  Regulatory Risk. The Securities and Exchange Commission (“SEC”) and other government agencies continue to review the regulation of money market funds, and may take additional regulatory action in the future. These changes may affect the Fund’s ability to implement its investment strategies, operations and/or return potential.
  Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
  U.S. Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. Government Securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal Home Loan Banks are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. Government Securities will not have the funds to meet their payment obligations in the future.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s FST Capital Shares from year to year; and (b) the average annual total returns of the Fund’s FST Capital Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.goldmansachsfunds.com/performance or by calling 1-800-621-2550.
TOTAL RETURN CALENDAR YEAR

The total return for FST Capital Shares for the 9-month period ended September 30, 2012 was 0.02% Best Quarter Q3 '07 1.29% Worst Quarter Q2 '11 0.00%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2011
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
FST Capital Shares Financial Square Money Market Fund FST Capital Shares, Money Market Fund	0.01%	1.57%	1.94%	Aug. 12, 2002